Leases	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Leases
12. Leases
The changes in the carrying value of ROU assets for the year ended March 31, 2023 are as follows:

Gross carrying value	Premises	Computers	Equipment	Motor vehicles	Total
Balance as at April 1, 2022	$220,185	$40	$24	$813	$221,062
Additions	43,017	—	—	92	43,109
On acquisition (Refer Note 4(a), 4(b), 4(d))	3,443	—	—	74	3,517
Terminations/modifications	26,140	(35)	—	(230)	25,875
Translation adjustments	(16,989)	(5)	(1)	(28)	(17,023)

Balance as at March 31, 2023	$275,796	$—	$23	$721	$276,540

Accumulated depreciation
Balance as at April 1, 2022	$77,834	$40	$19	$546	$78,439
Depreciation	28,733	—	1	104	28,838
Terminations/modifications	(154)	(35)	—	(229)	(418)
Translation adjustments	(5,765)	(5)	(1)	(22)	(5,793)

Balance as at March 31, 2023	$100,648	$—	$19	$399	$101,066

Net carrying value as at March 31, 2023	$175,148	$—	$4	$322	$175,474

The changes in the carrying value of ROU assets for the year ended March 31, 2022 are as follows:

Gross carrying value	Premises	Computers	Equipment	Motor vehicles	Total
Balance as at April 1, 2021	$219,078	$39	$25	$639	$219,781
Additions	5,620	—	—	216	5,836
On acquisition (Refer Note 4(e), (f))	1,528	—	—	—	1,528
Terminations/modifications	3,174	—	—	—	3,174
Translation adjustments	(9,215)	1	(1)	(42)	(9,257)

Balance as at March 31, 2022	$220,185	$40	$24	$813	$221,062

Accumulated depreciation
Balance as at April 1, 2021	$52,497	$35	$17	$466	$53,015
Depreciation	28,100	4	3	106	28,213
Terminations/modifications	(47)	—	—	—	(47)
Translation adjustments	(2,716)	1	(1)	(26)	(2,742)

Balance as at March 31, 2022	$77,834	$40	$19	$546	$78,439

Net carrying value as at March 31, 2022	$142,351	$—	$5	$267	$142,623

The movement in lease liabilities for the year ended March 31, 2023 and 2022 is as follows:

Lease liabilities	March 31, 2023	March 31, 2022
Opening balance	$166,994	$191,907
Cash outflows
Principal payment of lease liabilities	(28,125)	(26,235)
Interest payment on lease liabilities	(12,749)	(12,826)
Non-cash adjustments
On acquisition (Refer Note 4(a), 4(b), 4(d), 4(e), 4(f))	3,440	1,521
Additions	40,293	5,403
Terminations/modifications	25,013	2,282
Interest accrued	13,307	12,657
Rent concessions	—	(21)
Translation adjustments	(9,191)	(7,694)

Closing balance	$198,982	$166,994

Rental expense charged for short-term leases was $755 and $1,125, rental expense charged for low value leases was $58 and $65 and variable lease payments was $1,898 and $1,599 for the year ended March 31, 2023 and March 31, 2022, respectively.
The Company has applied practical expedient for rent concessions as a direct consequence of the
COVID-19
pandemic and recognized Nil and $21 in its consolidated income statement for the year ended March 31, 2023 and March 31, 2022, respectively.
The table below provides details regarding the contractual maturities of lease liabilities as at
March
31, 2023, on an undiscounted basis:

	As at
Tenure	March 31, 2023	March 31, 2022
Less than 1 year	$40,726	$37,330
1-3 years	79,085	67,177
3-5 years	60,372	49,449
More than 5 years	81,851	62,234

Total	$262,034	$216,190

The total future cash outflows for executed leases that had not yet commenced were $59,827 and $82,013 at March 31, 2023 and March 31, 2022, respectively.